Foreign Exchange Gains (Losses), Net - Schedule of Foreign Exchange Gains (Losses), Net (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Assets:
Advances to suppliers	$ (1.3)
Tax credits	(2.2)	$ 28.5	$ (67.9)
Trade accounts receivable	(38.8)	14.6	(13.8)
Cash and cash equivalents and financial investments	(4.0)	204.2	(374.0)
Other	(0.4)	47.5	(54.7)
Total Assets	(46.7)	294.8	(510.4)
Liabilities:
Loans and financing	6.0	(153.3)	278.9
Advances from customers	25.1	(46.3)	63.9
Provisions	3.8	(27.6)	59.4
Taxes and charges payable	1.6	(21.2)	71.8
Accounts payable	6.8	(18.8)	39.3
Suppliers	0.1	(11.7)	20.5
Provisions for contingencies	(1.3)	(3.2)	8.8
Deferred taxes	(1.4)	0.4	(0.1)
Other		(0.4)	(0.8)
Total Liabilities	40.7	(282.1)	541.7
Net monetary and foreign exchange variations	(6.0)	12.7	31.3
Derivative instruments	12.6	(8.2)	(3.7)
Foreign exchange gain (loss), net	$ 6.6	$ 4.5	$ 27.6